Summary of Material Accounting Policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Customer and broker relationships | Minimum
Summary of Significant Accounting Policies
Intangible asset useful lives	8 years
Customer and broker relationships | Maximum
Summary of Significant Accounting Policies
Intangible asset useful lives	20 years
Computer software | Minimum
Summary of Significant Accounting Policies
Intangible asset useful lives	3 years
Computer software | Maximum
Summary of Significant Accounting Policies
Intangible asset useful lives	15 years